Subsequent Events	12 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

On July 27, 2020, the Company and a third-party company incorporated CLPS Guangdong Zhichuang Software Technology Co., Ltd. ("CLPS Guangdong Zhichuang") in Shenzhen. The Company holds 10% of equity interest in CLPS Guangdong Zhichuang for $0.14 million (RMB 1,000,000). On August 13, 2020, the Company injected $28,571 (RMB 200,000) to CLPS Guangdong Zhichuang.

On August 28, 2020, the Company, the Chairman of the Company and a third-party incorporated CLPS Shenzhen Robotics Co. Ltd ("CLPS Shenzhen Robotics") in Shenzhen. The Company holds 10% of equity interest in CLPS Shenzhen Robotics for $0.14 million (RMB 1,000,000). On September 15, 2020, the Company injected $147,451 (RMB1,000,000) to CLPS Shenzhen Robotics.